COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 2,718
2015	2,875
2016	2,769
2017	2,562
2018	2,552
2019 and thereafter	3,828
Operating Leases, Future Minimum Payments Due	$ 17,304